Loan Payables (Details)				1 Months Ended	12 Months Ended
	Jan. 12, 2022 USD ($)	Jan. 06, 2022 USD ($)	Mar. 02, 2017 USD ($)	Jun. 15, 2020 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Loan Payables (Details) [Line Items]
Maturity date			Mar. 02, 2024
General insurance liability					$ 1,000,000
Current loan payable					370,828	$ 498,252
Interest expense					39,379
Repayment amount					65,050
Principal amount					$ 281,941
Maximum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio			1.3
Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio			1
American First National Bank [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount			$ 1,000,000
Percentage of annual interest rate					4.50%	4.50%
American First National Bank [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Percentage of annual interest rate					7.75%
American First National Bank [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Percentage of annual interest rate					4.50%
U.S. Small Business Administration [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount					$ 2,624,329	$ 2,649,700
Interest expense					95,081	36,456
Principal amount					25,671
Maison Monrovia [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount			$ 1,000,000	$ 150,000
Maturity date				Jun. 15, 2050
Percentage of annual interest rate				3.75%
Current loan payable						313,278
Interest expense					$ 31,416	$ 36,791
Maison Monrovia [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio						2
Maison Monrovia [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio						1.01
Maison San Gabriel [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount	$ 1,850,000			$ 150,000
Maturity date	Jun. 15, 2050			Jun. 15, 2050
Percentage of annual interest rate	3.75%			3.75%
Maison San Gabriel [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio					4.67
Maison San Gabriel [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio					4.93
Maison El Monte [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount		$ 350,000		$ 150,000
Maturity date		Jun. 15, 2050		Jun. 15, 2050
Percentage of annual interest rate		3.75%		3.75%